Employee Benefit Plan	12 Months Ended
Dec. 31, 2020
Employee Benefit Plan
Employee Benefit Plan
21.	Employee Benefit Plan

The Company has a 401(k) retirement plan in which substantially all U.S. employees are eligible to participate. Eligible employees may elect to contribute up to the maximum limits, as set by the Internal Revenue Service, of their eligible compensation. The Company made discretionary plan contributions of $0.2 million and $0.1 million during the years ended December 31, 2020 and 2019, respectively.